Restructuring (Tables)	12 Months Ended
Dec. 31, 2015
Restructuring and Related Activities [Abstract]
Schedule of Restructuring and Related Costs [Table Text Block]
The following table summarizes the provisions related to the restructuring for years ended December 31, 2015 and 2014:

	Employee	Idle-use
	termination	expense and
	benefits	other charges	Total
Balance at December 31, 2013	$718	$14	$732
Payments made	(718)	-	(718)
Non-cash items	-	(14)	(14)
Balance at December 31, 2014	$-	$-	$-
Payments made	-	-	-
Non-cash items	-	-	-
Balance at December 31, 2015	$-	$-	$-